Short-Term Investments (Tables)	12 Months Ended
Sep. 30, 2023
Short-Term Investments [Abstract]
Schedule of Short-Term Investments	The financial institution invests the Company’s fund in certain financial instruments including debt and money market securities to generate investment income. Short-term investments consisted of the following:
	As of September 30,
	2023	2022
Beginning balance	$13,148,594	$13,725,204
Accrued investment income (loss)	38,530	(470,477)
Foreign currency translation adjustments	31,881	(106,133)
Ending balance of short-term investments	$13,219,005	$13,148,594